Equity-Based Compensation - Schedule of stock option activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Number of Options
Outstanding, beginning balance (in shares) | shares	0
Granted (in shares) | shares	10,408,270
Forfeited (in shares) | shares	(3,623,250)
Outstanding, ending balance (in shares) | shares	6,785,020
Options vested and expected to vest (in shares) | shares	6,785,020
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	14.75
Forfeited (in dollars per share) | $ / shares	13.13
Outstanding, ending balance (in dollars per share) | $ / shares	15.64
Options vested and expected to vest (in dollars per share) | $ / shares	$ 15.64
Outstanding, weighted average remaining contractual term	9 years 5 months 12 days
Options vested and expected to vest, weighted average remaining contractual term	9 years 5 months 12 days
Outstanding, aggregate intrinsic value | $	$ 59,482
Options vested and expected to vest, aggregate intrinsic value | $	$ 59,482